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                             NRM Investment Company
                           Rosemont Business Campus #1
                               919 Conestoga Road
                              Building 1, Suite 112
                                Rosemont PA 19010
                                  610 527-7009
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                                                        October 30, 2003
Securities Exchange Commission
Judiciary Plaza
450 5th Street NW
Washington, DC 20549

         Re:   24f-2 Notice for NRM Investment Company
               Registration Statement Number 2-66073
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Ladies and Gentlemen:

         In connection with the above captioned Registration Statement with respect to which the Corporation has filed a declaration authorized by paragraph
(a)(1) Rule 24 f-2, under the Investment Company Act of 1940 we are hereby filing a Rule 24 f-2 Notice to inform you of the following:

         (i)    Fiscal year for which the Notice is filed:            8/31/2003

         (ii)   The number of securities of the same class or series
                which had been registered under the Securities Act of
                1933 other than pursuant to Rule 24 f-2 but which
                remain unsold at the beginning of such fiscal year:        0

         (iii)  The number of securities registered during such fiscal
                year other than pursuant to Rule 24 f-2:                   0

         (iv)   The number of securities sold during such fiscal year
                (note 1) (1):                                           _______


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(1) Actual aggregate sale price for which such securities were sold
    during such fiscal year:                                             70.00

   Less difference of:


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October 30, 2001
Securities Exchange Commission
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         (v)    The number of securities sold during the fiscal year
                and relies upon registration pursuant to Rule 24 f-2     18
                                                                      --------

         We also enclose the opinion of counsel required by paragraph B1(v) of Rule 24 f-2.

                                                        Very truly yours,



                                                        /s/Edward Fackenthal
                                                        --------------------
                                                        Edward Fackenthal
                                                        Assistant Secretary
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Enclosures



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    (A)     Actual aggregate redemption or repurchase price of such
            securities redeemed or repurchased during such fiscal
            year:                                                    57,785.00

    (B) Actual aggregate redemption or repurchase price of such redeemed or repurchased securities previously applied
            pursuant to section 24 (e)(1):                                0

Actual aggregate sale price pursuant to Rule 24 f-2 (c):                  0